Liabilities Subject to Compromise Reorganization items - 10K (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reorganization [Abstract]
Debtor Reorganization Items, Legal and Advisory Professional Fees	$ 1,677,945	$ 1,201,792	$ 5,719,052	$ 1,806,701
Reorganization, Professional Fees	1,698,228	564,496	2,027,827	225,360
Reorganization, Trustee fees	13,000	13,000	59,000	17,875
Debtor Reorganization Items, Other Expense (Income)	0	2,537	5,672	76,600
Reorganization Items	3,389,173	1,781,825	7,811,551	2,126,536	$ 0
Reorganization Payments	$ 1,500,000	$ 1,300,000	$ 6,700,000	$ 1,500,000